As filed with the Securities and Exchange Commission on May 17, 2017
1933 Act File No. 002-98634
1940 Act File No. 811-04338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 59	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 60	[ X ]
(Check appropriate box or boxes.)

EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on June 16, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE CAPITAL APPRECIATION FUND

CONTENTS OF REGISTRATION STATEMENT

Explanatory Note

This Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 16, 2017, the effectiveness of the registration statement for the Eagle Capital Appreciation Fund (the “Fund”), filed in Post-Effective Amendment No. 54 (“PEA No. 54”) on January 19, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other changes are intended to be made to PEA No. 54 by means of this filing, Parts A, B and C of PEA No. 54 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 54.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 54.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of May 17, 2017.

EAGLE CAPITAL APPRECIATION FUND

By:  /s/ Susan L. Walzer
        Susan L. Walzer
        Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	May 17, 2017

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	May 17, 2017

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	May 17, 2017

/s/ John Carter* John Carter	Trustee	May 17, 2017

/s/ Court James Court James	Trustee	May 17, 2017

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	May 17, 2017

/s/ William J. Meurer* William J. Meurer	Trustee	May 17, 2017

/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	May 17, 2017

/s/ Stephen Roussin* Stephen Roussin	Trustee	May 17, 2017

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	May 17, 2017

/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	May 17, 2017

*By: /s/ Susan L. Walzer
Susan L. Walzer
Attorney-In-Fact